Operating Segments	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Operating Segments

Note 4 - Operating Segments

Since 2018 the chief operating decision maker (CODM) has started to review the results of two reportable segments, as described below, which form the Group's strategic business units. The strategic business units offer different products and services and the allocation of resources and evaluation of performance are managed separately because they require different technology and marketing strategies. During 2020, the Group reported to the Chief of Decision Maker (CODM) revenues, research and development expenses and loss before sales, general and administrative expenses for each segment on at least a semi annualy basis. For prior years, amounts were restated consistently with the 2020 reporting. The following summary describes the operations in each of the Group's operating segments:

●	Pain and Hypertension – Includes development and marketing of ConsensiR a combination drug indicated for treating osteoarthritis pain and hypertension simultaneously, which was approved by the FDA for marketing in the U.S and has partner agreements in the U.S, China and South Korea.

●	Oncology – Includes development of therapies to overcome tumor immune evasion and drug resistance in order to create successful long-lasting treatments for people with cancer.

NT219 and CM24 development activities qualify for aggregation due to the similarities of their long-term economic characteristics, nature of products and services, class of customers and processes for procurement, manufacturing and distribution.

The accounting policies of the operating segments are the same as described in Note 3 regarding significant accounting policies.

Performance is measured based on segment operating results as included in reports that are regularly reviewed by the chief operating decision maker. Segment results are used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries. Segment results reported to the chief operating decision maker includes revenue and research and development expenses which are directly attributable to a segment on a reasonable basis.

Information about reportable segments

Information regarding the results of each reportable segment is included below.

	For the year ended December 31, 2020
	Pain and Hypertension	Oncology	Total reportable segments	Reconciliations (*)	Total consolidated
	USD in thousands
Revenues	1,000	-	1,000	-	1,000

Research and development expenses	265	6,466	6,731	757	7,488

Loss (profit) before sales, general and administrative expenses	(735)	6,466	5,731	757	6,488

Operating loss					12,612
Finance expenses, net					15,462
Loss for the year					28,074

	For the year ended December 31, 2019
	Pain and Hypertension	Oncology	Total reportable segments	Reconciliations (*)	Total consolidated
	USD in thousands
Revenues	1,000	-	1,000	-	1,000

Research and development expenses	395	2,041	2,436	238	2,674

Loss (profit) before sales, general and administrative expenses	(605)	2,041	1,436	238	1,674

Operating loss					7,156
Finance income, net					(1,479)
Tax Expenses					216
Loss for the year					5,893

	For the year ended December 31, 2018
	Pain and Hypertension	Oncology	Total reportable segments	Reconciliations (*)	Total consolidated
	USD in thousands
Revenues	1,000	-	1,000	-	1,000

Research and development expenses	2,185	2,537	4,722	546	5,268

Loss (profit) before sales, general and administrative expenses	1,185	2,537	3,722	546	4,268

Operating loss					7,826
Finance income, net					(2,257)
Loss for the year					5,569

(*)	Includes employees share based payments expenses.

Information on geographical segments

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers.

Revenues in 2020 and 2019 are from the U.S and in 2018 from the far-east. For further information see Note 14.

All of the Group's non-current assets are located in Israel.